AB Variable Products Series Fund, Inc.

AB International Value Portfolio

Portfolio of Investments

September 30, 2020 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.6%
Financials – 15.0%
Banks – 7.8%
Bank Hapoalim BM	446,810	$2,387,287
Bank Leumi Le-Israel BM	494,270	2,175,956
Bank of Ireland Group PLC(a) (b)	1,609,331	2,983,635
Erste Group Bank AG(b)	170,860	3,577,876
KBC Group NV	88,050	4,415,359
Mediobanca Banca di Credito Finanziario SpA(a)	366,730	2,873,666
Westpac Banking Corp.	362,050	4,402,273

		22,816,052

Capital Markets – 1.4%
Credit Suisse Group AG	407,037	4,063,327

Consumer Finance – 0.0%
Isracard Ltd.	1	2

Diversified Financial Services – 0.9%
ORIX Corp.	214,200	2,675,414

Insurance – 4.9%
Allianz SE	26,750	5,134,118
NN Group NV	124,580	4,669,721
Suncorp Group Ltd.(a)	747,160	4,561,051

		14,364,890

		43,919,685

Consumer Discretionary – 13.0%
Auto Components – 3.0%
Faurecia SE(b)	118,358	5,101,749
NGK Spark Plug Co., Ltd.	212,500	3,710,310

		8,812,059

Automobiles – 4.7%
Peugeot SA(a) (b)	336,893	6,109,368
Subaru Corp.	163,900	3,181,766
Suzuki Motor Corp.	104,300	4,467,985

		13,759,119

Hotels, Restaurants & Leisure – 2.6%
Galaxy Entertainment Group Ltd.	399,000	2,697,518
GVC Holdings PLC(b)	406,460	5,090,597

		7,788,115

Multiline Retail – 1.7%
Next PLC	63,470	4,866,058

Textiles, Apparel & Luxury Goods – 1.0%
Pandora A/S	40,970	2,955,484

		38,180,835

Information Technology – 12.8%
Electronic Equipment, Instruments & Components – 0.8%
Zhen Ding Technology Holding Ltd.	519,000	2,278,079

Company	Shares	U.S. $ Value

IT Services – 1.5%
Atos SE(b)	56,540	$4,543,333

Semiconductors & Semiconductor Equipment – 6.1%
NXP Semiconductors NV	24,410	3,046,612
SCREEN Holdings Co., Ltd.	80,600	4,302,662
SK Hynix, Inc.	66,270	4,750,413
Taiwan Semiconductor Manufacturing Co., Ltd.	377,000	5,671,613

		17,771,300

Software – 2.2%
Avast PLC(c)	536,730	3,643,911
Open Text Corp.(a)	68,396	2,890,862

		6,534,773

Technology Hardware, Storage & Peripherals – 2.2%
Samsung Electronics Co., Ltd.	130,650	6,486,005

		37,613,490

Industrials – 12.1%
Aerospace & Defense – 1.3%
Saab AB - Class B(b)	130,030	3,823,213

Air Freight & Logistics – 1.2%
SG Holdings Co., Ltd.(a)	67,100	3,491,459

Airlines – 0.4%
Wizz Air Holdings PLC(b) (c)	30,990	1,242,223

Electrical Equipment – 1.7%
Fuji Electric Co., Ltd.	155,600	4,932,620

Machinery – 2.4%
Alstom SA(b)	84,500	4,221,026
Weichai Power Co., Ltd. - Class H	1,401,000	2,834,857

		7,055,883

Professional Services – 1.5%
UT Group Co., Ltd.(a) (b)	129,200	4,411,924

Trading Companies & Distributors – 3.6%
AerCap Holdings NV(b)	219,682	5,533,790
Ashtead Group PLC	139,820	5,035,111

		10,568,901

		35,526,223

Consumer Staples – 11.8%
Beverages – 1.8%
Coca-Cola European Partners PLC	135,580	5,261,860

Food & Staples Retailing – 2.4%
Koninklijke Ahold Delhaize NV	103,100	3,047,420
Tesco PLC(a)	1,522,590	4,176,928

		7,224,348

Food Products – 5.5%
Morinaga & Co., Ltd./Japan(a)	54,400	2,146,558

Company	Shares	U.S. $ Value

Nichirei Corp.	114,700	$3,033,306
Salmar ASA(b)	96,070	5,444,614
WH Group Ltd.(c)	6,671,000	5,441,580

		16,066,058

Tobacco – 2.1%
British American Tobacco PLC	173,380	6,219,362

		34,771,628

Health Care – 9.2%
Health Care Equipment & Supplies – 0.9%
ConvaTec Group PLC(c)	1,146,099	2,640,268

Pharmaceuticals – 8.3%
GlaxoSmithKline PLC	372,260	6,978,939
Roche Holding AG	37,850	12,965,160
Sanofi	44,350	4,444,394

		24,388,493

		27,028,761

Materials – 7.4%
Chemicals – 3.9%
Air Water, Inc.	197,600	2,672,481
Evonik Industries AG	131,970	3,413,923
Tosoh Corp.	325,900	5,291,313

		11,377,717

Metals & Mining – 3.5%
Agnico Eagle Mines Ltd.	41,052	3,270,780
BlueScope Steel Ltd.	479,028	4,413,671
Northern Star Resources Ltd.	263,200	2,608,059

		10,292,510

		21,670,227

Communication Services – 5.8%
Diversified Telecommunication Services – 2.9%
Nippon Telegraph & Telephone Corp.	180,200	3,679,084
Orange SA	472,840	4,924,891

		8,603,975

Entertainment – 2.1%
Konami Holdings Corp.	13,500	583,989
Nintendo Co., Ltd.	9,900	5,610,242

		6,194,231

Interactive Media & Services – 0.8%
Dip Corp.	106,100	2,185,679

		16,983,885

Utilities – 4.1%
Electric Utilities – 4.1%
EDP - Energias de Portugal SA	1,285,164	6,319,062
Enel SpA	668,400	5,798,976

		12,118,038

Company	Shares	U.S. $ Value

Energy – 3.7%
Oil, Gas & Consumable Fuels – 3.7%
ENEOS Holdings, Inc.(a)	1,206,800	$4,305,702
Repsol SA	400,587	2,706,210
Royal Dutch Shell PLC (Euronext Amsterdam) - Class A(a)	301,340	3,799,646

		10,811,558

Real Estate – 2.7%
Equity Real Estate Investment Trusts (REITs) – 1.5%
Vicinity Centres(a)	4,356,506	4,350,424

Real Estate Management & Development – 1.2%
Aroundtown SA(b)	693,750	3,482,521

		7,832,945

Total Common Stocks (cost $292,409,039)		286,457,275

SHORT-TERM INVESTMENTS – 1.9%
Investment Companies – 1.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.05%(d) (e) (f) (cost $5,766,679)	5,766,679	5,766,679

Total Investments Before Security Lending Collateral for Securities Loaned – 99.5% (cost $298,175,718)		292,223,954

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 2.4%
Investment Companies – 2.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio Class AB, 0.05%(d) (e) (f) (cost $6,959,559)	6,959,559	6,959,559

Total Investments – 101.9% (cost $305,135,277)(g)		299,183,513
Other assets less liabilities – (1.9)%		(5,682,776)

Net Assets – 100.0%		$293,500,737

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	GBP	2,658	USD	3,434	10/16/2020	$3,600
Bank of America, NA	GBP	1,681	USD	2,141	10/16/2020	(28,642)
Bank of America, NA	USD	607	AUD	866	10/16/2020	14,044
Bank of America, NA	USD	1,088	ILS	3,720	10/16/2020	(1,945)
Bank of America, NA	KRW	11,712,654	USD	9,871	11/10/2020	(173,879)
Bank of America, NA	USD	525	KRW	622,452	11/10/2020	8,922

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	GBP	477	USD	627	10/16/2020	$11,311
Barclays Bank PLC	JPY	100,784	USD	956	10/16/2020	(135)
Barclays Bank PLC	USD	2,026	AUD	2,764	10/16/2020	(45,815)
Barclays Bank PLC	USD	3,231	EUR	2,717	10/16/2020	(45,370)
Barclays Bank PLC	USD	8,566	JPY	914,742	10/16/2020	108,427
Barclays Bank PLC	USD	3,418	NOK	30,572	10/16/2020	(140,224)
Barclays Bank PLC	USD	697	TWD	20,334	11/18/2020	9,416
Barclays Bank PLC	USD	1,707	TWD	48,977	11/18/2020	(5,123)
BNP Paribas SA	USD	1,455	SEK	12,723	10/16/2020	(33,735)
Citibank, NA	AUD	1,070	USD	767	10/16/2020	787
Citibank, NA	CHF	1,250	USD	1,345	10/16/2020	(12,469)
Citibank, NA	EUR	14,758	USD	17,454	10/16/2020	146,207
Citibank, NA	EUR	3,552	USD	4,154	10/16/2020	(11,996)
Citibank, NA	GBP	738	USD	937	10/16/2020	(15,820)
Citibank, NA	JPY	125,414	USD	1,190	10/16/2020	248
Citibank, NA	NOK	16,199	USD	1,740	10/16/2020	2,789
Citibank, NA	SEK	5,855	USD	668	10/16/2020	13,733
Citibank, NA	USD	691	AUD	987	10/16/2020	16,023
Citibank, NA	USD	866	CHF	784	10/16/2020	(14,391)
Citibank, NA	USD	2,948	EUR	2,614	10/16/2020	117,778
Citibank, NA	USD	3,323	EUR	2,820	10/16/2020	(15,506)
Citibank, NA	USD	944	JPY	101,106	10/16/2020	15,231
Citibank, NA	USD	1,201	JPY	125,802	10/16/2020	(8,237)
Citibank, NA	USD	877	SEK	7,756	10/16/2020	(10,441)
Citibank, NA	USD	525	SGD	718	10/16/2020	561
Credit Suisse International	NOK	33,422	USD	3,705	10/16/2020	121,949
Credit Suisse International	SEK	40,974	USD	4,586	10/16/2020	9,994
Credit Suisse International	USD	762	AUD	1,061	10/16/2020	(2,353)
Credit Suisse International	USD	1,533	PLN	5,737	10/16/2020	(48,889)
Credit Suisse International	USD	2,854	SEK	25,230	10/16/2020	(36,183)
Deutsche Bank AG	USD	4,860	SEK	43,923	10/16/2020	44,661
Goldman Sachs Bank USA	HKD	16,225	USD	2,093	10/16/2020	(867)
Goldman Sachs Bank USA	JPY	94,847	USD	902	10/16/2020	2,643
Goldman Sachs Bank USA	JPY	153,010	USD	1,443	10/16/2020	(7,941)
Goldman Sachs Bank USA	PLN	5,737	USD	1,490	10/16/2020	5,569
Goldman Sachs Bank USA	USD	1,234	EUR	1,037	10/16/2020	(18,211)
Goldman Sachs Bank USA	USD	5,229	JPY	548,973	10/16/2020	(22,750)
Goldman Sachs Bank USA	USD	3,317	SGD	4,610	10/16/2020	59,761
Goldman Sachs Bank USA	KRW	585,010	USD	495	11/10/2020	(6,418)
Goldman Sachs Bank USA	TWD	10,872	USD	373	11/18/2020	(4,855)
Goldman Sachs Bank USA	USD	464	TWD	13,529	11/18/2020	6,328
Goldman Sachs Bank USA	USD	896	TWD	25,680	11/18/2020	(3,560)
JPMorgan Chase Bank, NA	CAD	9,226	USD	6,804	10/16/2020	(125,185)
JPMorgan Chase Bank, NA	EUR	575	USD	667	10/16/2020	(7,056)
JPMorgan Chase Bank, NA	GBP	704	USD	871	10/16/2020	(37,971)
JPMorgan Chase Bank, NA	ILS	16,512	USD	4,826	10/16/2020	5,108
JPMorgan Chase Bank, NA	JPY	153,922	USD	1,473	10/16/2020	13,263
JPMorgan Chase Bank, NA	JPY	223,844	USD	2,111	10/16/2020	(11,855)
JPMorgan Chase Bank, NA	USD	654	CAD	878	10/16/2020	5,500
JPMorgan Chase Bank, NA	USD	951	EUR	846	10/16/2020	41,000
JPMorgan Chase Bank, NA	USD	724	EUR	612	10/16/2020	(6,698)
JPMorgan Chase Bank, NA	USD	585	GBP	451	10/16/2020	(3,203)
JPMorgan Chase Bank, NA	TWD	14,518	USD	503	11/18/2020	(1,096)
JPMorgan Chase Bank, NA	USD	499	TWD	14,535	11/18/2020	5,634
Morgan Stanley & Co., Inc.	AUD	2,150	USD	1,532	10/16/2020	(7,533)
Morgan Stanley & Co., Inc.	CAD	1,968	USD	1,467	10/16/2020	(11,476)
Morgan Stanley & Co., Inc.	CHF	1,091	USD	1,197	10/16/2020	12,128
Morgan Stanley & Co., Inc.	CHF	2,641	USD	2,853	10/16/2020	(15,166)
Morgan Stanley & Co., Inc.	EUR	1,515	USD	1,718	10/16/2020	(58,596)
Morgan Stanley & Co., Inc.	GBP	717	USD	942	10/16/2020	16,717
Morgan Stanley & Co., Inc.	GBP	1,684	USD	2,152	10/16/2020	(20,821)
Morgan Stanley & Co., Inc.	ILS	3,061	USD	887	10/16/2020	(6,921)
Morgan Stanley & Co., Inc.	JPY	712,434	USD	6,707	10/16/2020	(49,245)
Morgan Stanley & Co., Inc.	USD	1,417	AUD	2,031	10/16/2020	37,335
Morgan Stanley & Co., Inc.	USD	663	AUD	924	10/16/2020	(841)
Morgan Stanley & Co., Inc.	USD	10,322	CHF	9,676	10/16/2020	187,823
Morgan Stanley & Co., Inc.	USD	1,541	CHF	1,403	10/16/2020	(17,427)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., Inc.	USD	6,582	EUR	5,716	10/16/2020	$121,709
Morgan Stanley & Co., Inc.	USD	1,473	EUR	1,248	10/16/2020	(9,486)
Morgan Stanley & Co., Inc.	USD	2,320	GBP	1,777	10/16/2020	(26,494)
Morgan Stanley & Co., Inc.	USD	13,476	JPY	1,439,454	10/16/2020	174,775
Morgan Stanley & Co., Inc.	KRW	548,638	USD	462	11/10/2020	(8,437)
Morgan Stanley & Co., Inc.	USD	1,162	TWD	34,130	11/18/2020	23,822
Natwest Markets PLC	AUD	3,809	USD	2,707	10/16/2020	(21,366)
Natwest Markets PLC	EUR	1,781	USD	2,034	10/16/2020	(54,184)
Natwest Markets PLC	JPY	186,181	USD	1,741	10/16/2020	(24,931)
Natwest Markets PLC	NOK	14,373	USD	1,552	10/16/2020	11,159
Natwest Markets PLC	USD	774	CAD	1,050	10/16/2020	15,078
Natwest Markets PLC	USD	2,360	GBP	1,855	10/16/2020	33,833
Natwest Markets PLC	USD	1,902	JPY	203,695	10/16/2020	29,638
Natwest Markets PLC	USD	987	SEK	9,028	10/16/2020	21,558
Natwest Markets PLC	TWD	32,328	USD	1,112	11/18/2020	(10,933)
Natwest Markets PLC	USD	339	TWD	9,782	11/18/2020	1,088
Standard Chartered Bank	CNY	10,620	USD	1,513	10/16/2020	(48,529)
Standard Chartered Bank	USD	2,823	CNY	19,833	10/16/2020	93,548
State Street Bank & Trust Co.	AUD	1,716	USD	1,260	10/16/2020	30,845
State Street Bank & Trust Co.	AUD	1,143	USD	807	10/16/2020	(12,189)
State Street Bank & Trust Co.	EUR	684	USD	811	10/16/2020	8,677
State Street Bank & Trust Co.	EUR	2,948	USD	3,367	10/16/2020	(90,573)
State Street Bank & Trust Co.	GBP	4,034	USD	5,084	10/16/2020	(121,522)
State Street Bank & Trust Co.	HKD	47,610	USD	6,141	10/16/2020	(1,965)
State Street Bank & Trust Co.	JPY	48,853	USD	464	10/16/2020	1,136
State Street Bank & Trust Co.	JPY	206,435	USD	1,946	10/16/2020	(11,597)
State Street Bank & Trust Co.	USD	151	AUD	210	10/16/2020	(279)
State Street Bank & Trust Co.	USD	1,676	CAD	2,244	10/16/2020	8,959
State Street Bank & Trust Co.	USD	306	CAD	400	10/16/2020	(5,489)
State Street Bank & Trust Co.	USD	1,016	CHF	957	10/16/2020	23,556
State Street Bank & Trust Co.	USD	3,327	CNY	22,526	10/16/2020	(14,629)
State Street Bank & Trust Co.	USD	4,924	EUR	4,336	10/16/2020	160,835
State Street Bank & Trust Co.	USD	10,044	EUR	8,494	10/16/2020	(81,420)
State Street Bank & Trust Co.	USD	853	GBP	671	10/16/2020	12,775
State Street Bank & Trust Co.	USD	303	GBP	232	10/16/2020	(3,932)
State Street Bank & Trust Co.	USD	972	HKD	7,539	10/16/2020	276
State Street Bank & Trust Co.	USD	336	ILS	1,146	10/16/2020	(1,555)
State Street Bank & Trust Co.	USD	1,996	JPY	212,816	10/16/2020	21,776
State Street Bank & Trust Co.	USD	739	NZD	1,124	10/16/2020	4,479
State Street Bank & Trust Co.	KRW	583,416	USD	490	11/10/2020	(10,572)
UBS AG	CAD	1,115	USD	821	10/16/2020	(16,679)
UBS AG	GBP	611	USD	801	10/16/2020	12,133
UBS AG	HKD	4,679	USD	603	10/16/2020	(324)
UBS AG	SGD	1,080	USD	788	10/16/2020	(2,820)
UBS AG	USD	1,123	CHF	1,034	10/16/2020	363
UBS AG	USD	6,253	GBP	4,815	10/16/2020	(39,519)
UBS AG	USD	722	JPY	76,571	10/16/2020	3,926

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
UBS AG	TWD	319,956	USD	10,991	11/18/2020	$(127,429)

						$16,736

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, the aggregate market value of these securities amounted to $12,967,982 or 4.4% of net assets.

(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)

As of September 30, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $36,842,142 and gross unrealized depreciation of investments was $(42,777,170), resulting in net unrealized depreciation of $(5,935,028).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

CNY – Chinese Yuan Renminbi

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

ILS – Israeli Shekel

JPY – Japanese Yen

KRW – South Korean Won

NOK – Norwegian Krone

NZD – New Zealand Dollar

PLN – Polish Zloty

SEK – Swedish Krona

SGD – Singapore Dollar

TWD – New Taiwan Dollar

USD – United States Dollar

Glossary:

REIT – Real Estate Investment Trust

COUNTRY BREAKDOWN[1] September 30, 2020 (unaudited)
20.8%	Japan
16.3%	United Kingdom
10.0%	France
7.0%	Australia
6.2%	Switzerland
4.1%	Germany
3.8%	South Korea
3.7%	Netherlands
3.0%	Italy
2.9%	Ireland
2.7%	Taiwan
2.2%	Portugal
2.1%	Canada
13.2%	Other
2.0%	Short-Term

100.0%	Total Investments

1

All data are as of September 30, 2020. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 2.0% or less in the following countries: Austria, Belgium, China, Denmark, Hong Kong, Israel, Macau, Norway, Spain and Sweden.

AB Variable Products Series Fund, Inc.

AB International Value Portfolio

September 30, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Financials	$—	$43,919,685	$—	$43,919,685
Consumer Discretionary	—	38,180,835	—	38,180,835
Information Technology	5,937,474	31,676,016	—	37,613,490
Industrials	5,533,790	29,992,433	—	35,526,223
Consumer Staples	5,261,860	29,509,768	—	34,771,628
Health Care	—	27,028,761	—	27,028,761
Materials	3,270,780	18,399,447	—	21,670,227
Communication Services	—	16,983,885	—	16,983,885
Utilities	—	12,118,038	—	12,118,038
Energy	—	10,811,558	—	10,811,558
Real Estate	—	7,832,945	—	7,832,945

Short-Term Investments	5,766,679	—		—	5,766,679
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	6,959,559	—		—	6,959,559

Total Investments in Securities	32,730,142	266,453,371	(a)	—	299,183,513
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	1,860,434		—	1,860,434
Liabilities:
Forward Currency Exchange Contracts	—	(1,843,698)		—	(1,843,698)

Total	$32,730,142	$266,470,107		$—	$299,200,249

(a)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended September 30, 2020 is as follows:

Fund	Market Value 12/31/2019 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 09/30/2020 (000)	Dividend Income (000)
Government Money Market Portfolio	$3,053	$71,415	$68,701	$5,767	$24
Government Money Market Portfolio*	3,846	116,672	113,558	6,960	1
Total	$6,899	$188,087	$182,259	$12,727	$25

*	Investments of cash collateral for securities lending transactions.